1875 K Street, N.W.

Washington, DC 20006

Tel: 202 303 1000

Fax: 202 303 2000

April 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     iShares Trust (the "Trust")

(Securities Act File No. 333-92935

Investment Company Act File No. 811-09729)

Post-Effective Amendment No. 2,338

Ladies and Gentlemen:

On behalf of the Trust, we hereby transmit for filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Post-Effective Amendment No. 2,338 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment relates to the following series of the Trust:

iShares ESG Advanced Total USD Bond Market ETF (the "Fund")

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act for the sole purpose of adding a new series to the Trust, and it will become automatically effective 75 days after the filing.

The following information is provided to assist the Staff of the Commission (the "Staff") in its review of the Registration Statement.

(1)Investment Objectives and Policies

The Fund seeks to track the investments results of the Bloomberg Barclays MSCI US Universal Choice ESG Screened Index (the "Underlying Index"), which has been developed by Bloomberg Barclays Capital Inc. (the "Index Provider" or "Bloomberg Barclays") with environmental, social

NEW YORK WASHINGTON HOUSTON PALO ALTO SAN FRANCISCO PARIS LONDON FRANKFURT BRUSSELS MILAN ROME

Securities and Exchange Commission

April 3, 2020

and governance ("ESG") rating inputs from MSCI ESG Research LLC ("MSCI ESG Research") pursuant to an agreement between MSCI ESG Research and Bloomberg Index Services Limited (a subsidiary of Bloomberg Barclays) or an affiliate. The Underlying Index is a modified market value-weighted index designed to reflect the performance of U.S. dollar-denominated, taxable bonds with favorable ESG ratings while applying extensive screens, including, for example, a screen which focuses on removing fossil fuel exposure. To construct the Underlying Index, Bloomberg Barclays begins with the Bloomberg Barclays U.S. Universal Index (the "Parent Index"). The Parent Index includes Treasury securities, government-related securities (i.e., U.S. and non-U.S. agency debt securities, and non-U.S. sovereign, quasi-sovereign, supranational and local authority debt), investment-grade and high yield U.S. corporate bonds, mortgage-backed pass-through securities ("MBS"), commercial mortgage-backed securities, asset backed securities, Eurodollar bonds, bonds registered with the SEC or exempt from registration at the time of issuance or offered pursuant to Rule 144A with or without registration rights and U.S. dollar- denominated emerging market bonds.

From the Parent Index, Bloomberg Barclays' selects companies with favorable ESG ratings while excluding securities of companies involved in adult entertainment, alcohol, gambling, tobacco, genetic engineering, controversial weapons, nuclear weapons, civilian firearms, conventional weapons, palm oil, private prisons, predatory lending, and nuclear power based on revenue or percentage of revenue thresholds for certain categories (e.g. $500 million or 50%) and categorical exclusions for others (e.g. nuclear weapons). Bloomberg Barclays screens companies with involvement to fossil fuels by excluding any company in the Bloomberg energy sector and all companies with an industry tie to fossil fuels such as thermal coal, oil and gas—in particular, reserve ownership, related revenues and power generation. Additionally, Bloomberg Barclays excludes companies involved in very serious business controversies. As of January 31, 2020, a significant portion of the Underlying Index is represented by U.S. agency mortgage-backed securities and U.S. Treasury bonds. The components of the Underlying Index are likely to change over time.

BFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

BFA uses a representative sampling indexing strategy to manage the Fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration, maturity, credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.

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April 3, 2020

The Fund generally will invest at least 90% of its assets in the component securities of the Underlying Index and may invest up to 10% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates ("BlackRock Cash Funds"), as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. From time to time when conditions warrant, however, the Fund may invest at least 80% of its assets in the component securities of the Underlying Index and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of BlackRock Cash Funds, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).

The Underlying Index is sponsored by Bloomberg Barclays, MSCI ESG Research or their affiliates, which are independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

(2)Changes from Recent Filings

The Fund's description of its investment strategy and risk factors are specific to this Fund. The portfolio managers are also specific to this Fund.

The Amendment follows the general format used by previous filings of the Trust in accordance with the revised Form N-1A, for example, Post-Effective Amendment No. 2,257, filed pursuant to Rule 485(a)(1) on January 9, 2020, relating to iShares ESG MSCI EM Leaders ETF ("PEA 2,257"), which became effective on January 17, 2020.

(3)Prior Filings with Similar Disclosure

Much of the disclosure in the Amendment is substantially similar to that in previous filings submitted by the Trust and reviewed by the Staff. In particular, we invite your attention to PEA

2,257. The substantially similar sections are as follows:

In the Prospectus:

"More Information About the Fund," "Portfolio Holdings Information," "Management," "Shareholder Information – Buying and Selling Fund Shares," "Shareholder Information – Book Entry," "Shareholder Information – Share Prices," "Shareholder Information – Dividends and Distributions," "Shareholder Information – Share Prices," "Shareholder

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April 3, 2020

Information – Taxes," "Shareholder Information – Share Prices," "Shareholder Information – Householding," "Distribution," and "Financial Highlights."

In the Statement of Additional Information:

"General Description of the Trust and the Fund," "Exchange Listing and Trading," "Proxy Voting Policy," "Portfolio Holdings Information," "Investment Policies - Fundamental Investment Policies," "Investment Policies – Notations Regarding the Fund's Fundamental Investment Policies," "Continuous Offering," "Management," "Investment Advisory, Administrative and Distribution Services – Investment Adviser," "Investment Advisory, Administrative and Distribution Services – Anti-Money Laundering Requirements," "Investment Advisory, Administrative and Distribution Services – Administrator, Custodian and Transfer Agent," "Investment Advisory, Administrative and Distribution Services – Distributor," "Investment Advisory, Administrative and Distribution Services – Securities Lending," "Investment Advisory, Administrative and Distribution Services – Payments by BFA and its Affiliates," "Determination of Net Asset Value," "Additional Information Concerning the Trust," "Creation and Redemption of Creation Units – General," "Creation and Redemption of Creation Units – Cash Purchase Method," "Creation and Redemption of Creation Units – Procedures for Creation of Creation Units," "Creation and Redemption of Creation Units – Role of the Authorized Participant," "Creation and Redemption of Creation Units – Purchase Orders," "Creation and Redemption of Creation Units – Timing of Submission of Purchase Orders," "Creation and Redemption of Creation Units – Acceptance of Orders for Creation Units," "Taxes – Regulated Investment Company Qualifications," "Taxes – Taxation of RICs," "Taxes – Net Capital Loss Carryforwards," "Taxes – Excise Tax," "Taxes – Taxation of US Shareholders," "Taxes – Sale of Shares," "Taxes – Backup Withholding," "Taxes – Sections 351 and 362," "Taxes – Non-U.S. Investments," Taxes – Taxation of Non-U.S. Shareholders," "Taxes – Reporting," "Taxes – Other Taxes," "Financial Statements," and "Miscellaneous Information."

* * * * *

The operations of the Fund, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Trust, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

1See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).

Securities and Exchange Commission

April 3, 2020

Sincerely,

/s/Benjamin J. Haskin___

Benjamin J. Haskin

cc:Nadia Persaud Nick Cordell George Rafal Michael Gung Samuel Bolam